Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenues
Service	$ 145,597	$ 148,884	$ 131,677
Equipment	14,949	14,902	15,124
Total operating revenues	160,546	163,786	146,801
Operating Expenses
Equipment	18,709	18,757	19,268
Broadcast, programming and operations	21,159	19,851	11,996
Other cost of services (exclusive of depreciation and amortization shown separately below)	37,942	38,582	37,418
Selling, general and administrative	35,465	36,845	35,706
Asset abandonments and impairments	2,914	361	35
Depreciation and amortization	24,387	25,847	22,016
Total operating expenses	140,576	140,243	126,439
Operating Income	19,970	23,543	20,362
Other Income (Expense)
Interest expense	(6,300)	(4,910)	(4,120)
Equity in net income (loss) of affiliates	(128)	98	79
Other income (expense) - net	1,597	1,081	4,371
Total other income (expense)	(4,831)	(3,731)	330
Income Before Income Taxes	15,139	19,812	20,692
Income tax (benefit) expense	(14,708)	6,479	7,005
Net Income	29,847	13,333	13,687
Less: Net Income Attributable to Noncontrolling Interest	(397)	(357)	(342)
Net Income Attributable to AT&T	$ 29,450	$ 12,976	$ 13,345
Basic Earnings Per Share Attributable to AT&T	$ 4.77	$ 2.1	$ 2.37
Diluted Earnings Per Share Attributable to AT&T	$ 4.76	$ 2.1	$ 2.37